FINANCIAL INSTRUMENTS (Summary of Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Cash Equivalents, at Carrying Value	$ 566	$ 2,280
Cash Equivalents, Accumulated Gross Unrealized Loss, Before Tax	0	0
Cash Equivalents, Accumulated Gross Unrealized Loss, Before Tax	0	0
Cash Equivalents, Fair Value	566	2,280
Total, Amortized Cost	1,740	1,341
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	29	45
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(86)	(14)
Debt Securities, Available-for-sale	1,683	1,372
Cash Equivalents, Marketable Securities and Other Investments, Amortized Cost Basis	2,422	3,789
Cash Equivalents, Marketable Securities and Other Investments, Accumulated Gross Unrealized Gain, Before Tax	30	47
Cash Equivalents, Marketable Securities and Other Investments, Accumulated Gross Unrealized Loss, Before Tax	(87)	(40)
Cash Equivalents, Marketable Securities and Other Investments, Fair Value	2,365	3,796
Long-term Debt	(19,591)	(20,505)
Long Term Debt, Accumulated Gross Unrealized Gain, Before Tax	351	6
Long Term Debt, Accumulated Gross Unrealized Loss, Before Tax	(972)	(2,104)
Long-term debt	(20,212)	(22,603)
Derivative Assets (Liabilities), Accumulated Gross Unrealized Gain, Before Tax	211	152
Derivative Assets (Liabilities), Accumulated Gross Unrealized Loss, Before Tax	(285)	(372)
Derivative Assets (Liabilities), at Fair Value, Net	(74)	(220)
Long Term Debt, Accumulated Fair Value Adjustment	18	19
Derivative, Amount of Hedged Item	2,290	2,390
Interest rates
Debt Securities, Available-for-sale [Line Items]
Derivative Assets (Liabilities), Accumulated Gross Unrealized Gain, Before Tax	0	0
Derivative Assets (Liabilities), Accumulated Gross Unrealized Loss, Before Tax	(64)	(4)
Derivative Assets (Liabilities), at Fair Value, Net	(64)	(4)
Foreign currency
Debt Securities, Available-for-sale [Line Items]
Derivative Assets (Liabilities), Accumulated Gross Unrealized Gain, Before Tax	120	22
Derivative Assets (Liabilities), Accumulated Gross Unrealized Loss, Before Tax	(43)	(112)
Derivative Assets (Liabilities), at Fair Value, Net	77	(90)
Commodities
Debt Securities, Available-for-sale [Line Items]
Derivative Assets (Liabilities), Accumulated Gross Unrealized Gain, Before Tax	91	130
Derivative Assets (Liabilities), Accumulated Gross Unrealized Loss, Before Tax	(178)	(256)
Derivative Assets (Liabilities), at Fair Value, Net	(87)	(126)
Government debt
Debt Securities, Available-for-sale [Line Items]
Total, Amortized Cost	714	637
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	9	13
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(23)	(11)
Debt Securities, Available-for-sale	700	639
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Total, Amortized Cost	1,026	704
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	20	32
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(63)	(3)
Debt Securities, Available-for-sale	983	733
Equity securities
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Equity Securities, Amortized Cost Basis	16	164
Available-for-sale Equity Securities, Accumulated Gross Unrealized Gain, before Tax	1	2
Available-for-sale Equity Securities, Accumulated Gross Unrealized Loss, before Tax	(1)	(26)
Equity securities	16	140
Marketable securities
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis, Current	100	4
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, Current, before Tax	0	0
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, Current, before Tax	0	0
Debt Securities, Available-for-sale, Current	100	4
Total other investments
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Equity Securities, Amortized Cost Basis	1,756	1,505
Available-for-sale Equity Securities, Accumulated Gross Unrealized Gain, before Tax	30	47
Available-for-sale Equity Securities, Accumulated Gross Unrealized Loss, before Tax	(87)	(40)
Equity securities	$ 1,699	$ 1,512